UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: March 31, 2013

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	Filament, LLC
       Address: 701 Pike Street, STE 2225
             	Seattle, WA 98126


       Form 13F File Number: 028-14995

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	S. John Goodwin
       Title:	Chief Compliance Officer
       Phone:	(206) 436-2300

       Signature, Place, and Date of Signing:

                S. John Goodwin       Seattle, WA         04/19/2013
                [Signature]           [City, State]       [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       []13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	  0

       Form 13F Information Table Entry Total:	  35

       Form 13F Information Table Value Total:	  183,876
                                                 (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Amazon Com Inc Com                              023135106      211      793 SH       Sole                      793
Barkerville Gold                                067642108      110   100000 SH       Sole                   100000
Cisco Sys Inc Com                               17275R102      679    32507 SH       Sole                    32507
Dejour Energy                                   244866208       63   309300 SH       Sole                   309300
Innovative Solutions & Support                  45769N105       83    16870 SH       Sole                    16870
International Business Machs C                  459200101      247     1157 SH       Sole                     1157
Johnson & Johnson Com                           478160104     1269    15568 SH       Sole                    15568
Lilly Eli & Co Com                              532457108     2912    51280 SH       Sole                    51280
Lynas Corporation Ord                           q5683j103      222   380000 SH       Sole                   380000
Marchex Inc Cl B                                56624r108      328    77985 SH       Sole                    77985
Microsoft Corp Com                              594918104     2557    89397 SH       Sole                    89397
Orbitz Worldwide Inc Com                        68557K109      143    25000 SH       Sole                    25000
Searchlight Minerals New                        812224202       14    30000 SH       Sole                    30000
United Online Inc Com                           911268100       60    10000 SH       Sole                    10000
Zillow, Inc                                     98954A107    11323   207114 SH       Sole                   207114
iShares Lehman Aggregate Bd                     464287226     1164    10512 SH       Sole                    10512
iShares Lehman Short Treasury                   464288679      211     1910 SH       Sole                     1910
iShares MSCI Canada Index                       464286509     1894    66450 SH       Sole                    66450
iShares MSCI EAFE Idx Fd                        464287465     8729   148005 SH       Sole                   148005
iShares MSCI Emerg Mkts Idx Fd                  464287234     2492    58259 SH       Sole                    58259
iShares Russell 1000 Index Fun                  464287622     2449    28080 SH       Sole                    28080
iShares Russell 2000 Index Fun                  464287655      953    10097 SH       Sole                    10097
iShares Russell 3000 Index Fun                  464287689     2470    26425 SH       Sole                    26425
iShares S&P Europe 350                          464287861      968    24365 SH       Sole                    24365
PIMCO Total Return ETF                          72201r775     1609    14652 SH       Sole                    14652
PowerShares DB Commodity Index                  73935s105      233     8528 SH       Sole                                       8528
Spdr Gold Trust                                 78463v107      666     4310 SH       Sole                     4310
SPDR S&P Emerging Middle East                   78463X806      220     3288 SH       Sole                     3288
Vanguard Emerging Markets                       922042858    19594   456785 SH       Sole                   456785
Vanguard Europe Pacific                         921943858     9907   271945 SH       Sole                   271945
Vanguard FTSE All World Ex US                   922042775    47337  1021068 SH       Sole                  1013568              7500
Vanguard REIT Index ETF                         922908553      418     5927 SH       Sole                     5927
Vanguard Small Cap                              922908751       61      672 SH       Sole                      672
Vanguard Total Bond Market                      921937835    17319   207062 SH       Sole                   207062
Vanguard Total Stock Market                     922908769    44961   555348 SH       Sole                   550768              4580